Borrowings - Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	S/ 27,639	S/ 36,734
Future financial charges on finance leases	(4,659)	(3,246)
Present value of the obligations for finance lease contracts	22,980	33,488
Maturity Period Less than One Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	10,826	15,151
Present value of the obligations for finance lease contracts	9,749	13,514
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Minimum finance lease payments payable	16,813	21,583
Present value of the obligations for finance lease contracts	S/ 13,231	S/ 19,974